Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions

Note 7 Related Party Transactions

The Plan holds the Company’s common stock. The Company is the employer and Plan Administrator. Transactions in the Company’s common stock are party-in-interest transactions. Charles Schwab is the trustee and recordkeeper as defined by the Plan and Captrust is the Plan's investment advisor; therefore, these transactions qualify as party-in-interest transactions. The Plan paid recordkeeping fees of $98,592 and investment advisory fees of $62,571 in 2025.

The Plan earned dividends in 2025 of $365,658 on the Company stock. In 2025, the Plan purchased Company shares for $1,952,110. The Plan received proceeds from the participant directed sale of Company shares of $6,977,133 and realized a gain of $5,389,920 on these sales.

Certain Plan investments are units of mutual funds managed by the Plan’s Trustee. These investments, the Company’s common stock, and notes receivable from participants are party-in-interest transactions. The Plan Trustee charged $6,525 in participant loan fees in 2025.

At December 31, the Plan's investment in the Stock Fund, which consists of the Company's common stock and short-term cash equivalents, was as follows:

	2025
	Shares	Cost	Fair Value	Per Share
Company's common stock	237,918	$4,191,069	$41,495,278	$174.41
Cash equivalents			$147,423
Total			$41,642,701

	2024
	Shares	Cost	Fair Value	Per Share
Company's common stock	259,354	$4,023,561	$55,014,170	$212.12
Cash equivalents			821,831
Total			$55,836,001